CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2020
CONVERTIBLE PROMISSORY NOTES
CONVERTIBLE PROMISSORY NOTES

8.CONVERTIBLE PROMISSORY NOTES

Starting in June 2016, the Company sold convertible promissory notes to certain investors to help finance its operations. The convertible promissory notes were in amounts ranging from $12,500 to $500,000, earning annual interest between 6% and 17% and all maturing either on June 1, 2019, January 2, 2020, or June 30, 2020 (the “Maturity Date”).

The convertible promissory notes were convertible into shares issued in the Company’s Next Financing Close by dividing the total amount of convertible promissory notes, plus accrued interest (the “Balance”) by the applicable conversion price, as defined in the convertible promissory notes. If the convertible promissory notes have not been converted, the Balance shall be payable in full if the Company consummates a change of control transaction. If there has not been a Next Financing Close or a change in control by the Maturity Date, then at the noteholders’ option, the Company shall either repay the Balance then outstanding or convert into the Company’s common stock at a set conversion price then in effect, as defined in the convertible promissory notes.

The estimated fair value of the conversion discount related embedded derivative was determined using a probability-weighted expected return model. The probability of a Next Financing Close occurring prior to the Maturity Date was determined to be 55% during the year ended December 31, 2019. The net present value of the conversion discount related embedded derivative was measured using a discount rate of 25% as of December 31, 2019. Below is a table that outlines the initial value of issuances and the bifurcated embedded derivative liability during the years ended December 31:

	2020	2019
Convertible promissory notes- issuances	$—	$250,000
Conversion of accounts payable into convertible promissory notes	—	134,800
Total issuances and conversions into convertible promissory notes	—	384,800

Embedded derivative liability
Initial fair value upon issuance of convertible promissory notes	—	21,000
Realized and unrealized gains and losses	—	2,000
Converted embedded derivative liability into Series A‑1 Preferred Stock	—	(23,000)
Embedded derivative liability balance at December 31	$—	$—

On August 15, 2019, each holder of convertible promissory notes issued during 2019 agreed to voluntarily convert the amounts of principal and interest then outstanding into shares of Series A-1 Preferred Stock. See Note 10 for further details. No additional convertible promissory notes were issued for year ended December 31, 2020 following the conversion on August 15, 2019.